Loans and Borrowings - Bank Loan and Equipment Finance Loans (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) $ / $	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings | $	$ 418,057	$ 59,250	$ 168,102
Exchange rate | $ / $	1.3544
Bank Loan (MCSA)
Disclosure of detailed information about borrowings [line items]
Term of borrowing	47 months
Bank Loan (MCSA) | Brazilian Interbank Deposit Rate (CDI)
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)	0.50%